Accrued Expenses	6 Months Ended
Jun. 30, 2023
Accrued Expenses [Abstract]
ACCRUED EXPENSES

5. ACCRUED EXPENSES

Accrued expenses consist of the following as of June 30, 2023 and December 31, 2022 (in thousands):

	June 30,	December 31,
	2023	2022
Salary and wages	$1,106	$1,135
Provision operating expenses	414	736
Benefits	790	650
Franchise tax	84	110
Total accrued expenses	$2,394	$2,631